Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of the company [member]	Non-controlling interest [member]
Beginning balance at Dec. 31, 2014	R$ 13,410,386	R$ 5,328	R$ 3,887,109	R$ (165,618)	R$ 2,068,564	R$ 5,795,383	R$ 7,615,003
Net profit for the year	799,761				405,718	405,718	394,043
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures and subsidiary	(225,205)			(140,777)		(140,777)	(84,428)
Foreign currency translation effects	(169,904)			(160,956)		(160,956)	(8,948)
Actuarial loss on defined benefit plan	(19,072)			(12,192)		(12,192)	(6,880)
Change in fair value of available for sale securities	8,215			1,336		1,336	6,879
Total comprehensive income for the year	381,348
Total comprehensive income	393,795			(312,589)	405,718	93,129	300,666
Contributions by and distributions to owners of the Company:
Dividends-non-controlling interests			(3,847)			(3,847)	3,847
Dividends	(531,502)				(94,247)	(94,247)	(437,255)
Share-based payment transactions	12,661		7,628			7,628	5,033
Total contributions by and distributions to owners of the Company	(518,841)		3,781		(94,247)	(90,466)	(428,375)
Transactions with owners of the Company
Change of shareholding interest in subsidiary	(10,202)		636			636	(10,838)
Business combination-ALL	2,939,353		118,937			118,937	2,820,416
Share buyback cost - Rumo	(25,241)		(3,901)			(3,901)	(21,340)
Transactions with owners of the Company	2,903,910		115,672			115,672	2,788,238
Ending balance at Dec. 31, 2015	16,189,250	5,328	4,006,562	(478,207)	2,380,035	5,913,718	10,275,532
Net profit for the year	459,023				277,804	277,804	181,219
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures and subsidiary	45,778			28,746		28,746	17,032
Foreign currency translation effects	146,092			112,770		112,770	33,322
Actuarial loss on defined benefit plan	(57,049)			(22,839)		(22,839)	(34,210)
Investment property				(118,832)	118,832
Fair value of financial assets				(5,797)	5,797
Gain on share subscription of an subsidiary	6,000			3,751		3,751	2,249
Change in fair value of available for sale securities	(70)			(46)		(46)	(24)
Total comprehensive income for the year	599,774			(2,247)	402,433	400,186	199,588
Total comprehensive income	475,145
Contributions by and distributions to owners of the Company:
Share options exercised-Subsidiaries	37,327		23,684			23,684	13,643
Dividends-non-controlling interests			(8,106)			(8,106)	8,106
Dividends	(975,405)				(86,470)	(86,470)	(888,935)
Write-off of investment	(1,622,005)						(1,622,005)
Share-based payment transactions	11,621		6,949			6,949	4,672
Total contributions by and distributions to owners of the Company	(2,548,462)		22,527		(86,470)	(63,943)	(2,484,519)
Transactions with owners of the Company
Change of shareholding interest in subsidiary	1,769,187		22,502			22,502	1,746,685
Ending balance at Dec. 31, 2016	16,009,749	5,328	4,051,591	(480,454)	2,695,998	6,272,463	9,737,286
Net profit for the year	1,046,297				551,021	551,021	495,276
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures and subsidiary	204,611			127,994		127,994	76,617
Foreign currency translation effects	(50,085)			(42,055)		(42,055)	(8,030)
Actuarial loss on defined benefit plan	(15,920)			(7,445)		(7,445)	(8,475)
Gain on share subscription of an subsidiary	9,000			5,598		5,598	3,402
Change in fair value of available for sale securities	3,459			2,150		2,150	1,309
Total comprehensive income for the year	1,197,362			86,242	551,021	637,263	560,099
Total comprehensive income	1,197,362
Contributions by and distributions to owners of the Company:
Share options exercised-Subsidiaries	36,966		23,477			23,477	13,489
Capital increase in subsidiary	2,052,962						2,052,962
Dividends-non-controlling interests			(19,725)			(19,725)	19,725
Dividends	(792,145)				(64,921)	(64,921)	(727,224)
Treasury shares acquired	(704,225)		(704,225)			(704,225)
Share-based payment transactions	63,658		55,478			55,478	8,180
Total contributions by and distributions to owners of the Company	657,216		(644,995)		(64,921)	(709,916)	1,367,132
Transactions with owners of the Company
Change of shareholding interest in subsidiary	(804,914)		(161,053)			(161,053)	(643,861)
Ending balance at Dec. 31, 2017	R$ 17,059,413	R$ 5,328	R$ 3,245,543	R$ (394,212)	R$ 3,182,098	R$ 6,038,757	R$ 11,020,656